31. COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	$ 110,290
Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	33,837
Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	22,460
Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	53,993
2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	44,151
2019 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,190
2019 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	22,460
2019 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	18,501
2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	14,859
2020 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,434
2020 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2020 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	11,425
2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	12,744
2021 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,630
2021 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2021 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	9,114
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	6,660
2022 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,097
2022 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2022 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,563
2023 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	5,940
2023 [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,003
2023 [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2023 [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	2,937
Thereafter [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	25,936
Thereafter [Member] | Operating Property Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	17,483
Thereafter [Member] | Capital Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
Thereafter [Member] | Other Operating Commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	$ 8,453